Vessels (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Operating vessels rollforward
The following is a rollforward of the activity within Vessels and drydock from January 1, 2020 through June 30, 2020.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2020	4,611,945	108,523	4,720,468
Additions (1)	124,708	24,651	149,359
Fully depreciated assets (2)	(847)	(15,950)	(16,797)
As of June 30, 2020	4,735,806	117,224	4,853,030

Accumulated depreciation
As of January 1, 2020	(665,586)	(46,724)	(712,310)
Charge for the period	(83,673)	(11,270)	(94,943)
Fully depreciated assets (2)	847	15,950	16,797
As of June 30, 2020	(748,412)	(42,044)	(790,456)
Net book value
As of June 30, 2020	$3,987,394	$75,180	$4,062,574

Net book value
As of December 31, 2019	$3,946,359	$61,799	$4,008,158

(1)Additions during the six months ended June 30, 2020 primarily relates to the various costs relating to BWTS, scrubber and drydock installations.
(2)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
Summary of cost capitalized [Table Text Block]
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2020:

In thousands of U.S. dollars	Drydock	Notional component of scrubber	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
Handymax	$1,417	$—	$1,417	$—	$2,008	$160	$—	$2,168
MR	8,364	1,800	10,164	38,577	12,064	941	452	52,034
LR1	60	450	510	10,109	—	108	137	10,354
LR2	10,460	2,100	12,560	46,176	12,758	788	430	60,152
	$20,301	$4,350	$24,651	$94,862	$26,830	$1,997	$1,019	$124,708

Schedule of future expected payments for purchase commitments	The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2020 (1):

As of June 30,
In thousands of U.S. dollars	2020
Less than 1 month	$3,523
1-3 months	4,512
3 months to 1 year	3,518
1-5 years	21,671
5+ years	—
Total	$33,224
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.